UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                   ----------

                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2010

                   DATE OF REPORTING PERIOD: JANUARY 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  SHARES                                                               VALUE $
---------                                                            -----------
            COMMON STOCK -- 96.4%
            AUSTRALIA  -- 1.9%
   51,485   Australia & New Zealand Banking Group                        988,880
                                                                     -----------
            BRAZIL  -- 6.9%
   68,283   Amil Participacoes                                           481,861
   39,875   Anhanguera Educacional Participacoes (1)                     550,088
   48,463   Itau Unibanco Holding ADR                                    928,551
   12,832   Totvs                                                        789,106
   36,918   Vale ADR                                                     952,115
                                                                     -----------
                                                                       3,701,721
            CANADA  -- 3.7%
   12,337   Niko Resources                                             1,139,102
   26,412   Suncor Energy                                                833,803
                                                                     -----------
                                                                       1,972,905
            CHINA  -- 5.0%
      900   Baidu ADR (1)                                                370,539
  102,400   China Pacific Insurance Group (1)                            381,209
  102,800   Dongfang Electric Class H                                    510,484
1,009,000   Industrial & Commercial Bank of China Class H                740,851
1,002,000   Want Want China Holdings                                     642,779
                                                                     -----------
                                                                       2,645,862
            FRANCE  -- 5.4%
   12,450   BNP Paribas                                                  900,210
   18,875   GDF Suez                                                     717,587
   22,118   Groupe Danone                                              1,270,979
                                                                     -----------
                                                                       2,888,776
            GERMANY  -- 7.9%
   11,248   Bayer                                                        771,580
    9,732   Linde                                                      1,071,378
   12,311   Siemens                                                    1,110,011
   39,941   ThyssenKrupp                                               1,273,146
                                                                     -----------
                                                                       4,226,115
            HONG KONG  -- 3.5%
   73,000   Sun Hung Kai Properties                                      943,167
   83,500   Swire Pacific Class A                                        912,648
                                                                     -----------
                                                                       1,855,815
            ISRAEL  -- 1.6%
  168,247   Makhteshim-Agan Industries (2)                               841,941
                                                                     -----------
            JAPAN  -- 16.4%
   78,700   Bridgestone                                                1,261,397
   20,300   Canon                                                        794,866
   44,100   Honda Motor                                                1,502,077
   54,100   Mitsubishi Corp.                                           1,310,553
  140,700   Nomura Holdings                                            1,066,003
  184,000   Sekisui Chemical                                           1,245,281
    7,800   Unicharm                                                     741,294
   47,300   Ushio                                                        805,274
                                                                     -----------
                                                                       8,726,745

  SHARES                                                               VALUE $
---------                                                            -----------
            MEXICO  -- 1.5%
   26,533   Desarrolladora Homex ADR (1)                                 813,236
                                                                     -----------
            NETHERLANDS  -- 6.3%
  142,013   ING Groep                                                  1,351,530
   41,215   SBM Offshore                                                 810,882
   38,368   Unilever                                                   1,181,245
                                                                     -----------
                                                                       3,343,657
            NORWAY  -- 1.9%
   86,942   DnB NOR                                                      993,032
                                                                     -----------
            SINGAPORE  -- 2.1%
   64,784   Jardine Strategic Holdings                                 1,102,624
                                                                     -----------
            SPAIN  -- 3.3%
   64,405   Banco Bilbao Vizcaya Argentaria                              991,203
   53,829   Gamesa Tecnologica                                           788,508
                                                                     -----------
                                                                       1,779,711
            SWITZERLAND  -- 11.3%
   26,549   Credit Suisse Group                                        1,165,242
   29,877   Novartis                                                   1,601,459
    7,729   Roche Holding                                              1,300,798
      764   SGS                                                          987,596
    3,633   Syngenta                                                     938,565
                                                                     -----------
                                                                       5,993,660
            UNITED KINGDOM  -- 17.7%
  195,672   BAE Systems                                                1,104,537
   85,056   BG Group                                                   1,577,076
  196,231   Cairn Energy (1)                                           1,019,830
  178,554   Centrica                                                     770,636
  126,498   HSBC Holdings                                              1,370,066
   19,406   Rio Tinto                                                    961,689
  171,140   Tesco                                                      1,164,606
  674,937   Vodafone Group                                             1,452,191
                                                                     -----------
                                                                       9,420,631
                                                                     -----------
            TOTAL COMMON STOCK
               (Cost $45,204,323)                                     51,295,311
                                                                     -----------
            EQUITY-LINKED WARRANT (3) (4) -- 1.7%
            INDIA  -- 1.7%
   86,099   Shriram Transport Finance, Expires 01/18/13
               (Cost $401,013)                                           908,345
                                                                     -----------
            SHORT-TERM INVESTMENT (5) -- 1.8%
  927,820   JPMorgan Prime Money Market Fund, 0.030%
               (Cost $927,820)                                           927,820
                                                                     -----------
            TOTAL INVESTMENTS -- 99.9%
               (Cost $46,533,156) *                                   53,131,476
                                                                     -----------
            OTHER ASSETS LESS LIABILITIES -- 0.1%                         67,290
                                                                     -----------
            NET ASSETS -- 100.0%                                     $53,198,766
                                                                     -----------

SCHRODER INTERNATIONAL ALPHA FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

* At January 31, 2010, the tax basis cost of the Fund's investments was $46,533,156, and the unrealized appreciation and depreciation were $7,744,683 and $(1,146,363), respectively.

(1)  Denotes non-income producing security.

(2)  Security is fair valued.

(3)  Security is not readily marketable.

(4) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On January 31, 2010, the value of this security amounted to $908,345, representing 1.7% of the net assets of the Fund.

(5)  The rate shown represents the 7-day current yield as of January 31, 2010.

ADR -- American Depositary Receipt

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  SHARES                                                               VALUE $
----------                                                          ------------
             COMMON STOCK -- 89.3%
             AUTO & TRANSPORTATION  -- 2.3%
    28,500   Atlas Air Worldwide Holdings (1)                          1,045,095
    38,100   BorgWarner                                                1,336,929
    33,100   Kansas City Southern (1)                                    983,070
    19,900   Thor Industries                                             631,825
                                                                    ------------
                                                                       3,996,919
             CONSUMER DISCRETIONARY  -- 17.4%
   117,000   Ambassadors Group                                         1,325,610
   114,200   Arbitron                                                  2,890,402
    25,400   ATC Technology (1)                                          555,498
    14,100   Capella Education (1)                                     1,034,658
    79,300   Central Garden & Pet (1)                                    756,522
    40,600   Central Garden & Pet Class A (1)                            356,874
    48,700   Children's Place (1)                                      1,548,660
   132,500   Clear Channel Outdoor Holdings Class A (1)                1,344,875
   110,900   Geo Group (1)                                             2,051,650
    89,400   Healthcare Services Group                                 1,832,700
    29,300   Home Inns & Hotels Management ADR (1) (2)                   901,268
    83,900   IESI-BFC                                                  1,328,976
   105,200   Internap Network Services (1)                               468,140
    14,200   Lamar Advertising Class A (1)                               406,120
   101,000   LKQ (1)                                                   1,893,750
    47,300   Men's Wearhouse                                             953,095
    87,200   Pinnacle Entertainment (1)                                  711,552
    54,700   Rent-A-Center (1)                                         1,094,000
   193,600   Scientific Games Class A (1)                              2,725,888
    75,734   Standard Parking (1)                                      1,229,163
   133,100   Waste Connections (1)                                     4,281,827
                                                                    ------------
                                                                      29,691,228
             CONSUMER STAPLES  -- 6.5%
    18,700   Boston Beer Class A (1)                                     857,395
     4,700   Chattem (1)                                                 439,262
    27,900   Diamond Foods                                             1,002,168
    63,100   Nash Finch                                                2,176,950
    68,900   NBTY (1)                                                  3,068,117
    62,600   Sanderson Farms                                           2,926,550
    23,300   United Natural Foods (1)                                    631,663
                                                                    ------------
                                                                      11,102,105
             FINANCIAL SERVICES  -- 14.4%
    64,373   Argo Group International Holdings (1)                     1,721,334
    26,500   Bank of Hawaii                                            1,205,220
   130,000   Brookline Bancorp                                         1,301,300
    92,720   CVB Financial                                               888,258
    14,000   Digital Realty Trust REIT                                   672,000
    35,200   Euronet Worldwide (1)                                       718,784
   114,400   Genpact (1)                                               1,586,728
    28,108   Health Care REIT                                          1,208,644
    51,000   Hilltop Holdings (1)                                        577,320
    24,750   Hudson Valley Holding                                       600,435
    52,200   Investment Technology Group (1)                           1,070,100
    96,700   Investors REIT                                              844,191
    47,600   Lazard LP Class A                                         1,834,504
    60,700   National Penn Bancshares                                    364,200

  SHARES                                                               VALUE $
----------                                                          ------------
    40,700   National Retail Properties REIT                             822,140
   105,400   Ocwen Financial (1)                                         965,464
    31,100   Pebblebrook Hotel Trust (1)                                 641,282
    76,800   Redwood Trust                                             1,098,240
    70,400   Reinsurance Group of America                              3,429,888
    26,100   Simmons First National                                      700,524
    33,400   Westamerica Bancorporation                                1,856,372
    13,400   World Acceptance (1)                                        541,226
                                                                    ------------
                                                                      24,648,154
             HEALTH CARE  -- 15.3%
    24,700   Affymax (1)                                                 518,700
    40,600   Amedisys (1)                                              2,230,970
    48,400   AMERIGROUP (1)                                            1,231,780
    35,000   Bruker (1)                                                  429,450
    45,300   Centene (1)                                                 872,025
    41,100   Cepheid (1)                                                 603,759
    54,500   Cooper                                                    1,924,940
    32,500   Emergency Medical Services (1)                            1,706,575
    24,600   Haemonetics (1)                                           1,392,606
   124,300   Health Management Associates (1)                            825,352
    31,600   HMS Holdings (1)                                          1,424,844
   118,600   Inspire Pharmaceuticals (1)                                 653,486
   150,000   Lexicon Pharmaceuticals (1)                                 267,000
    48,800   Luminex (1)                                                 660,264
    30,300   Masimo (1)                                                  841,128
    30,500   Omnicare                                                    762,500
    19,300   Onyx Pharmaceuticals (1)                                    555,068
   135,400   PSS World Medical (1)                                     2,778,408
    55,100   Seattle Genetics (1)                                        568,632
    62,800   Skilled Healthcare Group Class A (1)                        410,712
   144,700   Sun Healthcare Group (1)                                  1,264,678
    41,400   Team Health Holdings (1)                                    610,650
    11,500   Techne                                                      754,630
    86,200   Vivus (1)                                                   728,390
    28,300   Volcano (1)                                                 560,623
    42,900   West Pharmaceutical Services                              1,558,557
                                                                    ------------
                                                                      26,135,727
             MATERIALS & PROCESSING  -- 4.0%
    31,500   Apogee Enterprises                                          433,440
    43,100   Cabot                                                     1,111,118
    13,500   Clean Harbors (1)                                           773,010
    60,300   Olin                                                        994,950
    37,600   Pan American Silver (1)                                     796,744
    16,900   Royal Gold                                                  720,278
    50,700   Sonoco Products                                           1,407,432
    65,600   Wausau Paper                                                578,592
                                                                 ---------------
                                                                       6,815,564
             OTHER ENERGY  -- 5.3%
    52,800   Goodrich Petroleum (1)                                    1,099,824
    84,800   Key Energy Services (1)                                     820,016
   321,038   Ram Power (1) (3)                                           999,679
    96,000   St. Mary Land & Exploration                               3,075,840
   104,600   STR Holdings (1)                                          1,744,728
    58,700   Superior Energy Services (1)                              1,348,339
                                                                 ---------------
                                                                       9,088,426

SCHRODER U.S. OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS
JANUARY 31, 2010 (UNAUDITED)

  SHARES                                                               VALUE $
----------                                                          ------------
             PRODUCER DURABLES  -- 4.0%
    46,900   EnPro Industries (1)                                      1,142,015
    19,700   ESCO Technologies                                           643,993
    27,000   FEI (1)                                                     561,600
    57,450   IDEX                                                      1,621,239
    11,500   Michael Baker (1)                                           448,615
    41,100   Rofin-Sinar Technologies (1)                                899,679
    16,100   Towers Watson                                               702,443
    41,700   Tutor Perini (1)                                            794,802
                                                                    ------------
                                                                       6,814,386
             TECHNOLOGY  -- 15.1%
     9,200   AboveNet (1)                                                539,488
   249,400   Anadigics (1)                                               902,828
   141,400   Ariba (1)                                                 1,780,226
   303,700   Atmel (1)                                                 1,409,168
    27,900   CommVault Systems (1)                                       591,201
    62,500   comScore (1)                                                848,125
    45,600   Digital River (1)                                         1,145,928
    13,900   F5 Networks (1)                                             687,077
   129,600   Gartner (1)                                               2,773,440
   126,700   Harmonic (1)                                                769,069
    54,100   Informatica (1)                                           1,281,629
    34,000   Kenexa (1)                                                  337,280
    19,800   Manhattan Associates (1)                                    415,206
    99,400   Netscout Systems (1)                                      1,395,576
   146,560   Parametric Technology (1)                                 2,427,033
    26,100   Polycom (1)                                                 585,423
    69,000   QLogic (1)                                                1,186,110
    24,900   Scansource (1)                                              703,674
   143,300   SonicWALL (1)                                             1,091,946
    41,900   Standard Microsystems (1)                                   835,905
    41,700   Syniverse Holdings (1)                                      700,977
    80,700   TriQuint Semiconductor (1)                                  484,200
    50,800   Volterra Semiconductor (1)                                  990,092
   109,600   Websense (1)                                              2,030,888
                                                                    ------------
                                                                      25,912,489
             UTILITIES  -- 5.0%
    69,900   Cleco                                                     1,811,808
    74,900   NorthWestern                                              1,831,305
   122,000   Pike Electric (1)                                         1,063,840
    74,300   Portland General Electric                                 1,448,850
    31,900   UIL Holdings                                                866,723
    49,100   Unisource Energy                                          1,509,334
                                                                    ------------
                                                                       8,531,860
                                                                    ------------
             TOTAL COMMON STOCK
                (Cost $130,259,298)                                  152,736,858
                                                                    ------------

  SHARES                                                               VALUE $
----------                                                          ------------
             SHORT-TERM INVESTMENT (4) -- 10.7%
18,205,338   JPMorgan Prime Money Market Fund, 0.030%
                (Cost $18,205,338)                                    18,205,338
                                                                    ------------
             TOTAL INVESTMENTS -- 100.0%
                (Cost $148,464,636) *                                170,942,196
                                                                    ------------
             OTHER ASSETS LESS LIABILITIES -- 0.0%                        56,084
                                                                    ------------
             NET ASSETS -- 100.0%                                   $170,998,280
                                                                    ------------

* At January 31, 2010, the tax basis cost of the Fund's investments was $148,464,636, and the unrealized appreciation and depreciation were $28,487,727 and $(6,010,167), respectively.

(1)  Denotes non-income producing security.

(2)  China domiciled company.

(3)  Canadian domiciled company.

(4)  The rate shown represents the 7-day current yield as of January 31, 2010.

ADR -- American Depositary Receipt
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

SCHRODER FUNDS

FAIR VALUE MEASUREMENTS
JANUARY 31, 2010 (UNAUDITED)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Schroder International Alpha Fund's and Schroder U.S. Opportunities Fund's investments carried at value:

SCHRODER INTERNATIONAL ALPHA FUND     LEVEL 1       LEVEL 2      LEVEL 3        TOTAL
---------------------------------   -----------   ----------   -----------   -----------
INVESTMENTS IN SECURITIES
   Common Stock
      Australia                     $   988,880   $       --   $        --   $   988,880
      Brazil                          3,701,721           --            --     3,701,721
      Canada                          1,972,905           --            --     1,972,905
      China                           2,645,862           --            --     2,645,862
      France                          2,888,776           --            --     2,888,776
      Germany                         4,226,115           --            --     4,226,115
      Hong Kong                       1,855,815           --            --     1,855,815
      Israel                                 --      841,941            --       841,941
      Japan                           8,726,745           --            --     8,726,745
      Mexico                            813,236           --            --       813,236
      Netherlands                     3,343,657           --            --     3,343,657
      Norway                            993,032           --            --       993,032
      Singapore                       1,102,624           --            --     1,102,624
      Spain                           1,779,711           --            --     1,779,711
      Switzerland                     5,993,660           --            --     5,993,660
      United Kingdom                  9,420,631           --            --     9,420,631
                                    -----------   ----------   -----------   -----------
                                     50,453,370      841,941            --    51,295,311
   Equity Linked Warrant
      India                                  --      908,345            --       908,345
   Short-Term Investment                927,820           --            --       927,820
                                    -----------   ----------   -----------   -----------
Total Investments in Securities     $51,381,190   $1,750,286   $        --   $53,131,476
                                    -----------   ----------   -----------   -----------

SCHRODER U.S. OPPORTUNITIES FUND       LEVEL 1      LEVEL 2      LEVEL 3        TOTAL
--------------------------------    ------------  ----------   -----------   -----------
INVESTMENTS IN SECURITIES
   Common Stock
      Auto & Transportation         $  3,996,919   $      --   $        --   $ 3,996,919
      Consumer Discretionary          29,691,228          --            --    29,691,228
      Consumer Staples                11,102,105          --            --    11,102,105
      Financial Services              24,648,154          --            --    24,648,154
      Health Care                     26,135,727          --            --    26,135,727
      Materials & Processing           6,815,564          --            --     6,815,564
      Other Energy                     9,088,426          --            --     9,088,426
      Producer Durables                6,814,386          --            --     6,814,386
      Technology                      25,912,489          --            --    25,912,489
      Utilities                        8,531,860          --            --     8,531,860
                                    ------------   ---------   -----------  ------------
                                     152,736,858          --            --   152,736,858
   Short-Term Investment              18,205,338          --            --    18,205,338
                                    ------------   ---------   -----------  ------------
Total Investments in Securities     $170,942,196   $      --   $        --  $170,942,196
                                    ------------   ---------   -----------  ------------

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the investment company on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting during the period from November 1, 2009 through January 31, 2010 that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            Schroder Capital Funds (Delaware)


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Mark A. Hemenetz
                                        ----------------------------------------
                                        Mark A. Hemenetz
                                        Principal Executive Officer

Date: March 29, 2010


By (Signature and Title)*               /s/ Alan M. Mandel
                                        ----------------------------------------
                                        Alan M. Mandel
                                        Treasurer and Chief Financial Officer

Date: March 29, 2010

* Print the name and title of each signing officer under his or her signature.